Noncontrolling Interests	12 Months Ended
Dec. 31, 2021
Noncontrolling Interests
Noncontrolling Interests

Note 17 – Noncontrolling Interests

A reconciliation of non-controlling interest as of December 31, 2021 and 2020 is as follows:

	December 31,	December 31,
	2021	2020
Beginning Balance	$638,846	$4,346,216
Proportionate shares of net loss	(2,334,853)	(3,501,808)
Foreign currency translation adjustment	(28,620)	(205,562)
Total	$(1,724,627)	$638,846

As of December 31, 2021 and 2020, the noncontrolling interests balances represented the noncontrolling shareholder’s 30% equity interests in Shangchi Automobile (formerly known as Suzhou E-Motors) and its subsidiary Shenzhen Yimao.